PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 13.5%
Certificates of Deposit 8.5%
Bank of Montreal, SOFR + 0.610%	5.420%(c)	07/21/23	150,000	$150,126,847
BNP Paribas SA, SOFR + 0.530%	5.340(c)	05/22/23	92,000	92,024,891
Canadian Imperial Bank of Commerce,
SOFR + 0.570% (Cap N/A, Floor 0.000%)	5.380(c)	07/10/23	100,000	100,101,476
SOFR + 0.810% (Cap N/A, Floor 0.000%)	5.620(c)	12/11/23	16,500	16,543,840

Cooperatieve Rabobank UA, SOFR + 0.650%	5.460(c)	07/07/23	87,000	87,078,628
Nordea Bank Abp,
SOFR + 0.540%	5.350(c)	05/25/23	115,000	115,031,081
SOFR + 0.710%	5.520(c)	07/20/23	160,000	160,165,557
Royal Bank of Canada,
SOFR + 0.730% (Cap N/A, Floor 0.000%)	5.540(c)	08/11/23	150,000	150,195,493
US Federal Funds Effective Rate + 0.690% (Cap N/A, Floor 0.000%)	5.520(c)	08/02/23	100,000	100,090,803

Svenska Handelsbanken, SOFR + 0.540%	5.350(c)	06/01/23	230,000	230,082,715
Swedbank AB,
SOFR + 0.710%	5.520(c)	07/19/23	100,000	100,107,187
SOFR + 0.720%	5.530(c)	08/08/23	95,000	95,120,674
				1,396,669,192
Toronto-Dominion Bank (The),
SOFR + 0.650%	4.810(c)	07/03/23	32,000	32,027,514
SOFR + 0.670%	5.470(c)	03/25/24	100,000	100,074,840
USOIS + 0.520%	5.350(c)	06/30/23	50,000	50,030,932
				182,133,286
Wells Fargo Bank NA, SOFR + 0.660% (Cap N/A, Floor 0.000%) (cost $98,000,000)	5.470(c)	05/13/24	98,000	98,044,757
				98,044,757

Total Certificates of Deposit (cost $1,675,500,000)				1,676,847,235
Commercial Paper 0.9%
Bank of America Securities, Inc., 144A, SOFR + 0.520%	4.810(c)	06/01/23	115,000	115,028,559
Federation Des Caisses Desjardins, 144A, SOFR + 0.600%	2.050(c)	06/23/23	38,000	38,027,362

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Societe Generale SA, 144A, SOFR + 0.820%	4.810%(c)	12/11/23	25,000	$25,045,029

Total Commercial Paper (cost $178,000,000)				178,100,950
Corporate Bonds 2.0%
Auto Manufacturers 1.4%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.380% (Cap N/A, Floor 0.000%)	5.196(c)	02/22/24	111,500	111,135,806
Sr. Unsec’d. Notes, MTN, SOFR + 0.750%	5.560(c)	07/25/23	106,000	106,103,130
Sr. Unsec’d. Notes, MTN, SOFR + 0.750% (Cap N/A, Floor 0.000%)	5.560(c)	12/11/23	67,500	67,581,405
				284,820,341
Banks 0.6%
Bank of America NA, Series D005, SOFR + 0.750%	5.300(c)	01/08/24	111,000	111,028,494

Total Corporate Bonds (cost $396,000,000)				395,848,835
Municipal Bonds 0.6%
Arizona 0.3%
Maricopa County Industrial Development Authority, Taxable, Revenue Bonds, Series 2021 B-2	4.880(cc)	01/01/61	50,000	50,000,000
Illinois 0.1%
Illinois Finance Authority, Revenue Bonds	4.900(cc)	10/01/42	23,500	23,500,000
Texas 0.2%
Board of Regents of the University of Texas System, Taxable, Revenue Bonds, Sub-Series G-2	4.850(cc)	08/01/45	43,000	43,000,000

Total Municipal Bonds (cost $116,500,000)				116,500,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations 1.5%
Federal Home Loan Bank	5.400%	03/27/24	148,000	$147,605,478
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	4.930(c)	03/14/24	50,000	50,011,314
Federal National Mortgage Assoc.	5.420	03/28/24	95,000	94,747,860

Total U.S. Government Agency Obligations (cost $293,000,000)				292,364,652

Total Long-Term Investments (cost $2,659,000,000)				2,659,661,672

Short-Term Investments 86.2%
Certificates of Deposit 12.4%
Banco Santander SA, SOFR + 0.640%	5.420(c)	06/05/23	86,000	86,046,331
Bank of Montreal,
SOFR + 0.570%	5.380(c)	01/17/24	34,000	34,022,490
SOFR + 0.780%	5.590(c)	11/10/23	225,000	225,503,982
Bank of Nova Scotia,
SOFR + 0.620% (Cap N/A, Floor 0.000%)	5.430(c)	05/12/23	90,500	90,516,400
SOFR + 0.660% (Cap N/A, Floor 0.000%)	5.470(c)	07/28/23	39,000	39,038,359
SOFR + 0.720% (Cap N/A, Floor 0.000%)	5.530(c)	08/16/23	140,000	140,183,764

BNP Paribas Fortis SA	5.190	12/15/23	40,000	39,930,196
BNP Paribas SA	5.190	12/15/23	50,000	49,912,745

BNP Paribas SA	5.200	12/01/23	30,500	30,449,828
Citibank NA,
SOFR + 0.600% (Cap N/A, Floor 0.000%)	5.410(c)	09/22/23	144,000	144,136,637
SOFR + 0.700% (Cap N/A, Floor 0.000%)	5.510(c)	12/13/23	29,000	29,051,820

Credit Agricole Corporate & Investment Bank	4.960	05/04/23	50,000	50,000,972
Credit Industriel et Commercial, SOFR + 0.420%	5.230(c)	10/18/23	65,000	65,027,134
Mizuho Bank Ltd., SOFR + 0.810%	5.620(c)	11/30/23	56,000	56,104,200
MUFG Bank Ltd., SOFR + 0.290%	5.100(c)	06/16/23	74,000	73,998,906
Norinchukin Bank	5.200	05/10/23	78,000	78,004,523
Royal Bank of Canada,
SOFR + 0.500% (Cap N/A, Floor 0.000%)	5.310(c)	07/17/23	10,000	10,005,520
SOFR + 0.670% (Cap N/A, Floor 0.000%)	5.480(c)	07/07/23	10,000	10,008,549
SOFR + 0.700% (Cap N/A, Floor 0.000%)	5.510(c)	10/06/23	140,000	140,220,791

Sumitomo Mitsui Banking Corp., SOFR + 0.850%	5.660(c)	11/30/23	60,000	60,127,201
Svenska Handelsbanken, SOFR + 0.420%	5.230(c)	09/22/23	100,000	100,036,397
Swedbank AB, SOFR + 0.680%	5.490(c)	03/20/24	45,000	45,063,527
Toronto-Dominion Bank (The),
SOFR + 0.750%	5.550(c)	07/26/23	115,000	115,130,437

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Certificates of Deposit (Continued)
Toronto-Dominion Bank (The), (cont’d.)
USOIS + 0.520%	5.350%(c)	01/22/24	95,000	$95,004,802

Toronto-Dominion Bank (The)	3.690	05/01/23	76,000	75,991,930

Truist Bank	4.820	05/01/23	78,000	77,999,550

Truist Bank	4.880	05/31/23	80,000	79,991,514

Truist Bank	5.130	10/31/23	115,000	114,854,327

Truist Bank	5.150	10/31/23	60,000	59,930,413
Wells Fargo Bank NA,
SOFR + 0.430% (Cap N/A, Floor 0.000%)	5.240(c)	12/15/23	120,000	119,994,625
SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.360(c)	01/05/24	96,000	96,056,294

Total Certificates of Deposit (cost $2,431,038,501)				2,432,344,164
Commercial Paper 27.3%
Adventist Health Sunbelt	4.957(n)	05/25/23	40,000	39,851,590
Australia & New Zealand Banking Group Ltd., 144A	5.203(n)	07/06/23	68,000	67,350,027
Bank of America Securities, Inc.,
144A	5.193(n)	06/29/23	24,250	24,037,714
144A, SOFR + 0.550%	4.800(c)	07/07/23	111,500	111,558,707
144A, SOFR + 0.750%	4.810(c)	08/01/23	70,000	70,075,284
144A, SOFR + 0.850%	4.810(c)	10/18/23	37,000	37,068,191

Bank of Montreal, 144A, SOFR + 0.700%	4.800(c)	05/02/23	87,000	87,005,744
Bank of Nova Scotia, 144A, SOFR + 0.740%	4.810(c)	12/06/23	35,000	35,056,244
BNP Paribas SA, 144A, SOFR + 0.720%	5.530(c)	08/04/23	120,000	120,145,966
BPCE SA, 144A	5.462(n)	12/15/23	42,000	40,591,593
Caisse des Depots et Consignations, 144A	4.973(n)	05/30/23	95,000	94,581,662
CDP Financial, Inc.,
144A	5.005(n)	05/22/23	15,000	14,949,760
144A	5.024(n)	06/13/23	15,500	15,399,348
144A	5.139(n)	06/28/23	20,000	19,826,760
144A	5.143(n)	07/03/23	22,000	21,793,332
144A	5.176(n)	07/10/23	28,500	28,202,951
144A	5.186(n)	07/24/23	15,000	14,812,479
144A	5.188(n)	06/21/23	10,000	9,923,530

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
CDP Financial, Inc., (cont’d.)
144A	5.255%(n)	08/21/23	26,000	$25,566,284
144A, SOFR + 0.430%	5.230(c)	09/21/23	90,000	90,022,873
144A, SOFR + 0.500%	5.300(c)	01/18/24	40,000	40,002,967
144A, SOFR + 0.540%	4.800(c)	01/12/24	84,500	84,538,722
144A, SOFR + 0.750%	5.550(c)	07/25/23	75,000	75,082,413
144A, SOFR + 0.780%	5.580(c)	11/03/23	36,500	36,569,346
Citigroup Global Markets, Inc.,
144A	3.030(n)	06/06/23	70,000	69,610,823
144A, SOFR + 0.650%	5.450(c)	09/20/23	218,500	218,751,220

Export Development Corp.	5.266(n)	09/25/23	131,000	128,217,887

Export Development Corp.	5.291(n)	09/26/23	70,000	68,502,877
Federation Des Caisses Desjardins,
144A	4.755(n)	05/03/23	78,000	77,947,447
144A	4.812(n)	05/01/23	10,000	9,995,964
144A	4.833(n)	05/08/23	7,000	6,922,856
144A	5.129(n)	08/14/23	68,000	66,961,640
144A	5.218(n)	07/05/23	64,500	63,887,056
144A	5.218(n)	07/11/23	35,000	34,637,472
144A	5.259(n)	07/20/23	65,000	64,243,052
144A	5.260(n)	07/21/23	30,000	29,646,360
144A	5.376(n)	02/12/24	32,000	30,673,733
Goldman Sachs International,
144A	4.871(n)	05/04/23	100,000	99,919,067
144A	5.102(n)	06/07/23	40,000	39,777,778
144A	5.176(n)	06/12/23	75,000	74,530,312
144A, SOFR + 0.620%	5.420(c)	06/23/23	54,500	54,534,145
ING (U.S.) Funding LLC,
144A	5.505(n)	11/03/23	11,000	10,699,411
144A, SOFR + 0.460%	5.260(c)	09/29/23	50,000	50,033,297

John Deere Ltd., 144A	5.136(n)	05/09/23	30,000	29,955,615
Johnson & Johnson, 144A	4.860(n)	05/02/23	85,000	84,954,732
JPMorgan Securities LLC,
144A	5.150	11/03/23	128,000	127,868,122
144A	5.310	01/25/24	120,000	119,946,888
144A	5.400	02/02/24	97,000	97,026,012
144A	5.410	10/10/23	18,000	18,004,135
144A, SOFR + 0.560%	4.800(c)	05/25/23	95,000	95,032,286

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)

KFW, 144A	4.990%(n)	06/09/23	113,000	$112,345,315
Kingdom of Denmark	4.857(n)	05/08/23	103,000	102,861,837
LVMH Moet Hennessy Louis Vuitton SE,
144A	5.006(n)	06/28/23	15,000	14,874,442
144A	5.242(n)	09/25/23	20,000	19,576,917
Mitsubishi Corp.,
144A	4.959(n)	05/01/23	30,000	29,987,843
144A	4.987(n)	05/04/23	20,000	19,983,747
144A	4.987(n)	05/05/23	10,000	9,990,511
144A	5.050(n)	05/08/23	25,000	24,966,021
144A	5.066(n)	05/09/23	80,000	79,880,295
144A	5.070(n)	06/05/23	20,000	19,894,318

National Australia Bank Ltd., 144A, SOFR + 0.450%	4.810(c)	10/06/23	65,000	65,030,733
National Securities Clearing Corp.,
144A	4.752(n)	05/02/23	13,000	12,993,013
144A	4.791(n)	05/11/23	82,000	81,855,616
144A	4.806(n)	05/18/23	65,000	64,822,803
144A	4.807(n)	05/19/23	86,000	85,753,631
144A	4.866(n)	05/08/23	107,000	106,855,461
144A	5.032(n)	06/06/23	45,000	44,757,810
144A	5.115(n)	07/10/23	19,000	18,806,321

Natixis SA	5.402(n)	07/31/23	100,000	98,640,917

Natixis SA	5.495(n)	09/01/23	4,500	4,416,698

Nordea Bank Abp, 144A, SOFR + 0.460%	4.810(c)	06/09/23	72,000	72,024,277
OMERS Finance Trust,
144A	4.891(n)	05/08/23	50,000	49,932,111
144A	4.893(n)	05/10/23	68,000	67,888,774
Ontario Teachers’ Finance Trust,
144A	5.097(n)	06/01/23	53,000	52,751,824
144A	5.101(n)	06/13/23	25,000	24,840,853
144A	5.236(n)	05/04/23	36,000	35,970,924

Princeton University	5.000	05/17/23	11,000	11,000,448
PSP Capital, Inc., 144A	4.893(n)	07/26/23	45,000	44,438,299
Robert Bosch Finance Corp., 144A	4.855(n)	05/02/23	20,000	19,989,136
Sentara Healthcare	4.930	05/09/23	10,000	9,998,707

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)

Skandinaviska Enskilda Banken AB, 144A, SOFR + 0.500%	4.800%(c)	12/22/23	34,000	$34,012,020
STE TransCore Holdings, Inc.,
144A	4.752(n)	05/03/23	10,000	9,993,224
144A	4.830(n)	05/01/23	20,000	19,991,888
144A	5.268(n)	06/20/23	71,500	70,972,417
Swedbank AB,
SOFR + 0.480%	5.290(c)	10/06/23	100,000	100,054,866
SOFR + 0.670%	4.810(c)	06/30/23	75,000	75,061,722

Texas Public Finance Authority	4.900	05/04/23	41,000	40,994,211

Texas Public Finance Authority	5.050	06/07/23	25,000	25,002,203

Texas Public Finance Authority	5.100	06/01/23	27,000	26,993,382

Texas Public Finance Authority	5.100	06/08/23	32,000	31,995,818
TotalEnergies Capital Canada Ltd.,
144A	4.849(n)	05/02/23	25,000	24,986,453
144A	4.849(n)	05/05/23	144,130	143,992,957
144A	4.864(n)	05/04/23	65,000	64,947,069

Toyota Credit Canada, Inc., SOFR + 0.750%	4.800(c)	07/18/23	50,000	50,051,180
Toyota Finance Australia Ltd.	5.249(n)	07/17/23	120,000	118,672,000
Toyota Motor Finance Netherlands BV	5.065(n)	06/09/23	75,000	74,545,175
University of California	4.821(n)	05/02/23	22,500	22,487,294
University of Texas System	5.050	06/16/23	15,000	14,989,764
Westpac Banking Corp., 144A	5.237(n)	07/07/23	15,000	14,852,942
Yale University	4.973(n)	05/31/23	25,000	24,887,365

Total Commercial Paper (cost $5,373,349,754)				5,372,907,226
Repurchase Agreements 30.3%
BOS,
4.81%, dated 04/28/23, due 05/04/23 in the amount of $175,140,292 collateralized by U.S. Treasury Securities (coupon rates 1.625%-2.500%, maturity dates 08/15/23-08/15/29) with the aggregate value, including accrued interest, of $178,500,036.			175,000	175,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
CF,
4.8%, dated 04/28/23, due 05/01/23 in the amount of $500,200,000 collateralized by FFCSB (coupon rate 3.330%, maturity date 07/12/32), FHLMC (coupon rates 0.000%-8.500%, maturity dates 12/14/29-03/01/53), FNMA (coupon rates 0.000%-6.500%, maturity dates 01/15/30-02/01/53), GNMA (coupon rates 2.500%-6.739%, maturity dates 11/20/50-08/20/72) and U.S. Treasury Securities (coupon rates 0.000%-6.250%, maturity dates 04/30/23-02/15/53) with the aggregate value, including accrued interest, of $510,204,053.	500,000	$500,000,000
4.78%, dated 04/28/23, due 05/01/23 in the amount of $300,119,500 collateralized by U.S. Treasury Securities (coupon rates 0.125%-7.625%, maturity dates 04/30/23-08/15/47) with the aggregate value, including accrued interest, of $306,121,919.	300,000	300,000,000
CNRP,
4.8%, dated 04/28/23, due 05/01/23 in the amount of $250,100,000 collateralized by FFCSB (coupon rates 3.430%-4.250%, maturity dates 12/06/28-09/30/30), FHLB (coupon rates 1.125%-5.500%, maturity dates 12/14/29-12/09/39), FHLMC (coupon rates 2.000%-6.250%, maturity dates 06/01/23-02/01/53), FNMA (coupon rates 1.500%-7.000%, maturity dates 06/01/23-08/01/55), GNMA (coupon rates 2.400%-6.649%, maturity dates 05/15/63-01/20/73) and TVA (coupon rates 0.000%-4.250%, maturity dates 11/01/25-09/15/65) with the aggregate value, including accrued interest, of $255,102,000.	250,000	250,000,000
DB,
4.8%, dated 04/28/23, due 05/01/23 in the amount of $132,930,151 collateralized by FNMA (coupon rates 2.000%-6.000%, maturity dates 09/01/36-12/01/52) with the aggregate value, including accrued interest, of $135,534,540.	132,877	132,877,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
ING,
4.81%, dated 03/23/23, due 05/04/23 in the amount of $326,823,792 collateralized by FHLMC (coupon rates 2.500%-7.000%, maturity dates 04/01/35-04/01/53), FNMA (coupon rates 1.500%-6.500%, maturity dates 08/01/28-05/01/58) and GNMA (coupon rates 3.000%-5.000%, maturity dates 06/20/49-07/20/52) with the aggregate value, including accrued interest, of $331,500,000.	325,000	$325,000,000
4.81%, dated 03/24/23, due 05/05/23 in the amount of $150,841,750 collateralized by FHLMC (coupon rates 3.500%-5.500%, maturity dates 02/01/34-01/01/53), FNMA (coupon rates 1.500%-6.000%, maturity dates 03/01/31-05/01/58) and GNMA (coupon rate 2.000%, maturity date 04/20/51) with the aggregate value, including accrued interest, of $153,000,000.	150,000	150,000,000
4.81%, dated 03/27/23, due 05/08/23 in the amount of $150,841,750 collateralized by FHLMC (coupon rates 3.500%-8.000%, maturity dates 06/01/29-04/01/53), FNMA (coupon rates 1.500%-6.500%, maturity dates 11/01/31-09/01/57) and GNMA (coupon rates 2.000%-3.000%, maturity dates 11/20/49-03/20/51) with the aggregate value, including accrued interest, of $153,000,000.	150,000	150,000,000
4.83%, dated 04/28/23, due 05/05/23 in the amount of $100,093,917 collateralized by U.S. Treasury Securities (coupon rates 0.000%-5.160%, maturity dates 05/31/23-05/15/51) with the aggregate value, including accrued interest, of $102,000,079.	100,000	100,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
NOM,
4.8%, dated 04/28/23, due 05/01/23 in the amount of $575,230,000 collateralized by FFCSB (coupon rate 3.875%, maturity date 11/02/40), FHLMC (coupon rates 1.500%-4.500%, maturity dates 06/01/37-07/01/52), FNMA (coupon rates 1.500%-6.500%, maturity dates 06/01/33-09/01/61) and GNMA (coupon rates 3.000%-6.000%, maturity dates 02/15/43-03/20/53) with the aggregate value, including accrued interest, of $586,734,600.	575,000	$575,000,000
NTC,
4.82%, dated 04/28/23, due 05/01/23 in the amount of $316,661,141 collateralized by U.S. Treasury Securities (coupon rates 0.000%-2.500%, maturity dates 10/19/23-03/15/25) with the aggregate value, including accrued interest, of $322,864,680.	316,534	316,534,000
NWS,
4.81%, dated 04/24/23, due 05/01/23 in the amount of $50,046,764 collateralized by U.S. Treasury Securities (coupon rate 1.125%, maturity date 02/15/31) with the aggregate value, including accrued interest, of $51,047,749.	50,000	50,000,000
4.8%, dated 04/27/23, due 05/04/23 in the amount of $125,116,667 collateralized by U.S. Treasury Securities (coupon rates 1.250%-2.750%, maturity dates 09/30/28-05/31/29) with the aggregate value, including accrued interest, of $127,619,049.	125,000	125,000,000
4.81%, dated 04/27/23, due 05/04/23 in the amount of $125,116,910 collateralized by FFCSB (coupon rates 0.250%-4.500%, maturity dates 02/26/24-10/27/25), FHLB (coupon rate 0.000%, maturity date 06/30/23), TVA (coupon rate 0.750%, maturity date 05/15/25) and U.S. Treasury Securities (coupon rates 1.625%-1.875%, maturity dates 11/15/50-02/15/51) with the aggregate value, including accrued interest, of $127,619,302.	125,000	125,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
NWS, (cont’d.)
4.83%, dated 04/28/23, due 05/05/23 in the amount of $100,093,917 collateralized by U.S. Treasury Securities (coupon rate 3.875%, maturity date 03/31/25) with the aggregate value, including accrued interest, of $102,095,841.	100,000	$100,000,000
RBC,
4.8%, dated 04/28/23, due 05/01/23 in the amount of $150,060,000 collateralized by U.S. Treasury Securities (coupon rates 0.750%-2.875%, maturity dates 05/31/26-05/15/28) with the aggregate value, including accrued interest, of $153,000,084.	150,000	150,000,000
RBD,
4.8%, dated 04/28/23, due 05/01/23 in the amount of $670,268,000 collateralized by GNMA (coupon rates 2.000%-6.000%, maturity dates 01/15/42-04/20/53) and U.S. Treasury Securities (coupon rates 0.000%-4.500%, maturity dates 08/15/23-02/15/51) with the aggregate value, including accrued interest, of $683,400,000.	670,000	670,000,000
SAN,
4.81%, dated 04/25/23, due 05/02/23 in the amount of $125,116,910 collateralized by FFCSB (coupon rates 2.350%-3.100%, maturity dates 06/16/36-06/16/42), FHLB (coupon rates 1.190%-2.450%, maturity dates 02/22/30-07/25/34), FHLMC (coupon rates 3.690%-6.000%, maturity dates 11/01/27-05/01/53), FNMA (coupon rates 2.000%-6.500%, maturity dates 06/01/27-04/01/53), GNMA (coupon rate 2.000%, maturity date 11/20/50) and TVA (coupon rates 0.000%-5.880%, maturity dates 04/01/36-01/15/38) with the aggregate value, including accrued interest, of $127,619,248.	125,000	125,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
SAN, (cont’d.)
4.81%, dated 04/26/23, due 05/03/23 in the amount of $125,116,910 collateralized by FFCSB (coupon rate 4.900%, maturity date 06/29/32), FHLB (coupon rates 5.110%-5.500%, maturity dates 07/15/36-08/15/42), FHLMC (coupon rates 0.000%-6.250%, maturity dates01/15/27-05/01/53), FNMA (coupon rates 2.500%-6.625%, maturity dates 05/15/29-01/01/53), GNMA (coupon rates 2.500%-4.900%, maturity dates 04/20/49-12/15/57) and TVA (coupon rates 4.875%-5.500%, maturity dates 06/15/38-01/15/48) with the aggregate value, including accrued interest, of $127,619,248.	125,000	$125,000,000
4.8%, dated 04/28/23, due 05/01/23 in the amount of $500,200,000 collateralized by FFCSB (coupon rates 1.100%-5.480%, maturity dates 08/10/29-06/27/42), FHLB (coupon rates 1.390%-1.650%, maturity dates 07/09/30-08/25/31), FHLMC (coupon rates 0.000%-6.750%, maturity dates 10/16/23-04/01/53), FNMA (coupon rates 0.000%-7.125%, maturity dates 01/01/26-03/01/53), GNMA (coupon rates 2.790%-6.000%, maturity dates 05/20/41-12/15/64) and TVA (coupon rates 0.000%-6.150%, maturity dates 03/15/28-09/15/65) with the aggregate value, including accrued interest, of $510,204,000.	500,000	500,000,000
SSB,
4.81%, dated 04/28/23, due 05/01/23 in the amount of $300,120,250 collateralized by U.S. Treasury Securities (coupon rates 0.000%-5.500%, maturity dates 04/18/24-04/30/24) with the aggregate value, including accrued interest, of $309,045,918.	300,000	300,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
WFS,
4.81%, dated 04/28/23, due 05/01/23 in the amount of $700,280,583 collateralized by FNMA (coupon rates 1.500%-7.000%, maturity dates 09/01/25-02/01/57) with the aggregate value, including accrued interest, of $714,286,195.			700,000	$700,000,000

Total Repurchase Agreements (cost $5,944,411,000)				5,944,411,000
Time Deposits 4.2%
ABN AMRO Bank NV	4.830%	05/01/23	85,000	85,000,000
ABN AMRO Bank NV	4.830	05/02/23	50,000	50,000,000
ABN AMRO Bank NV	4.830	05/03/23	170,000	170,000,000
ABN AMRO Bank NV	4.830	05/04/23	200,000	200,000,000
ABN AMRO Bank NV	4.870	05/05/23	125,000	125,000,000
Australia & New Zealand Banking Group Ltd.	4.820	05/01/23	75,000	75,000,000
Credit Agricole Corporate & Investment Bank	4.800	05/01/23	40,000	40,000,000
Mizuho Bank Ltd.	4.820	05/01/23	75,000	75,000,000

Total Time Deposits (cost $820,000,000)				820,000,000
U.S. Government Agency Obligations 11.8%
Federal Farm Credit Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)	4.825(c)	05/02/23	50,000	49,999,993
Federal Home Loan Bank,
SOFR + 0.040% (Cap N/A, Floor 0.000%)	4.850(c)	05/03/23	170,000	169,999,696
SOFR + 0.040% (Cap N/A, Floor 0.000%)	4.850(c)	05/25/23	131,000	130,998,526
SOFR + 0.050% (Cap N/A, Floor 0.000%)	4.860(c)	06/27/23	137,000	136,999,173
SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.870(c)	06/06/23	100,000	100,000,314
SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.870(c)	07/20/23	60,000	60,000,577
SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.870(c)	08/01/23	125,000	125,001,971
SOFR + 0.065% (Cap N/A, Floor 0.000%)	4.875(c)	05/08/23	195,000	195,000,111
SOFR + 0.070% (Cap N/A, Floor 0.000%)	4.880(c)	05/17/23	190,000	190,000,715
SOFR + 0.070% (Cap N/A, Floor 0.000%)	4.880(c)	08/22/23	40,000	40,000,325
SOFR + 0.070% (Cap N/A, Floor 0.000%)	4.880(c)	09/25/23	60,000	59,999,468
SOFR + 0.070% (Cap N/A, Floor 0.000%)	4.880(c)	11/27/23	15,000	15,005,114
SOFR + 0.080% (Cap N/A, Floor 0.000%)	4.890(c)	06/14/23	130,000	129,997,794
SOFR + 0.080% (Cap N/A, Floor 0.000%)	4.890(c)	10/23/23	60,000	60,001,214
SOFR + 0.085% (Cap N/A, Floor 0.000%)	4.895(c)	07/14/23	86,000	86,000,234
SOFR + 0.090% (Cap N/A, Floor 0.000%)	4.900(c)	05/23/23	116,000	116,002,275

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(Continued)
Federal Home Loan Bank, (cont’d.)
SOFR + 0.090% (Cap N/A, Floor 0.000%)	4.900%(c)	08/16/23	209,000	$209,021,067
SOFR + 0.090% (Cap N/A, Floor 0.000%)	4.900(c)	09/14/23	76,000	75,999,281
SOFR + 0.095% (Cap N/A, Floor 0.000%)	4.905(c)	11/14/23	94,000	94,001,714
SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.910(c)	09/21/23	205,000	205,029,614
SOFR + 0.120% (Cap N/A, Floor 0.000%)	4.930(c)	03/06/24	28,000	28,026,017

Federal Home Loan Bank	4.853(n)	05/12/23	50,000	49,930,609

Total U.S. Government Agency Obligations (cost $2,326,926,439)				2,327,015,802
U.S. Treasury Obligation(n) 0.2%
U.S. Treasury Bills (cost $29,560,984)	5.053	08/15/23	30,000	29,561,867

Total Short-Term Investments (cost $16,925,286,678)				16,926,240,059

TOTAL INVESTMENTS 99.7% (cost $19,584,286,678)				19,585,901,731
Other assets in excess of liabilities 0.3%				63,374,512

Net Assets 100.0%				$19,649,276,243

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BOS	Bank of America Securities, Inc.
CF	CF Secured, LLC
CNRP	Cantor Fitzgerald
DB	Deutsche Bank AG
FFCSB	Federal Farm Credit System Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ING	ING Financial Markets LLC
MTN	Medium Term Note
NOM	Nomura Securities Co.
NTC	Northern Trust Co.
NWS	NatWest Markets Securities, Inc.
RBC	Royal Bank of Canada
RBD	RBC Dominion Securities, Inc.

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2023
SAN	Santander Bank, N.A.
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
TVA	Tennessee Valley Authority
USOIS	United States Overnight Index Swap
WFS	Wells Fargo Securities LLC

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(n)	Rate shown reflects yield to maturity at purchased date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).